COMMITMENTS AND CONTIGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in June 2014. In addition, the Company leases computers and peripheral equipment as well as motor vehicles under non-cancelable operating leases. Future minimum commitments under these leases as of December 31, 2011, are as follows:

Year ended December 31,	Operating leases

2012	$773
2013	178
2014	74

$1,025

b.
Rent expenses under operating leases for the years ended December 31, 2011, 2010 and 2009 were (net of sublease income in the amount of $125, $75 and $75, respectively) $ 636, $ 445 and $ 407, respectively.

The Company has an outstanding bank guarantee in the amount of $ 126 to its Israeli office lessors to cover the last 3 months of rent and a bank guarantee in the amount of $5 to a vendor.